NOTE 6 – LEASES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2023	Aug. 31, 2022	Sep. 01, 2023	Sep. 01, 2022	May 01, 2022	Oct. 21, 2021	Sep. 01, 2021	Apr. 13, 2021	May 01, 2019
Other Commitments [Line Items]
Operating Leases, Rent Expense, Net	$ 104,132	$ 142,936	$ 291,319	$ 289,411
Accrued Rent, Current	244,066		211,507	229,813
Hong Kong Lease [Member]
Other Commitments [Line Items]
Lessee, Operating Lease, Term of Contract											1 month
Operating Leases, Future Minimum Payments Due, Next 12 Months					$ 766		$ 66,048				$ 66,048
Operating Leases, Rent Expense, Net	$ 0	$ 33,024	$ 66,048	$ 66,048
Kisco Theatre [Member]
Other Commitments [Line Items]
Lessee, Operating Lease, Term of Contract								5 years
Operating Leases, Future Minimum Payments, Due in Two Years								$ 14,366
Operating Leases, Future Minimum Payments, Due in Three Years								20,648
Accrued Rent, Current								$ 14,366
Hong Kong Lease Second [Member]
Other Commitments [Line Items]
Lessee, Operating Lease, Term of Contract											3 years
Singapore Office [Member]
Other Commitments [Line Items]
Accrued Rent, Current										$ 716
New York Lease [Member]
Other Commitments [Line Items]
Lessee, Operating Lease, Term of Contract									1 year
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year									$ 20,400
New York Lease Renewal [Member]
Other Commitments [Line Items]
Lessee, Operating Lease, Term of Contract						1 year
Operating Leases, Future Minimum Payments Due, Next 12 Months						$ 22,440